Goodwill and other intangible assets - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Balance at beginning of year	$ 24,107	$ 22,892	$ 25,356
Foreign exchange translation adjustment	(490)	1,215	(2,464)
Balance at end of year	23,617	24,107	22,892
Cayman
Goodwill [Roll Forward]
Balance at beginning of year	551	551	551
Foreign exchange translation adjustment	0	0	0
Balance at end of year	551	551	551
Channel Islands and the UK
Goodwill [Roll Forward]
Balance at beginning of year	21,415	20,272	22,738
Foreign exchange translation adjustment	(396)	1,143	(2,466)
Balance at end of year	21,019	21,415	20,272
Other
Goodwill [Roll Forward]
Balance at beginning of year	2,141	2,069	2,067
Foreign exchange translation adjustment	(94)	72	2
Balance at end of year	$ 2,047	$ 2,141	$ 2,069